Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 2,971,558	$ 3,505,454
Accounts receivable
Crude Oil and natural gas sales	1,777,846	2,103,341
Other	4,418	90,163
Short-term derivative instrument asset	106,397	391,488
Prepaid expenses and other current assets	298,886	722,002
Total current assets	5,159,105	6,812,448
Crude oil and natural gas properties, successful efforts method:
Proved Properties	100,285,138	94,189,372
Accumulated depreciation, depletion, amortization and impairment	(2,759,226)	(352,127)
Total oil and natural gas properties, net	97,525,912	93,837,245
Other property, plant and equipment, net	20,000
Long-term derivative instrument asset		76,199
TOTAL ASSETS	102,705,017	100,725,892
Current liabilities
Accounts payable	8,870,324	4,033,208
Accrued liabilities and other	7,923,613	4,422,183
Revenue and royalties payable	3,191,171	461,773
Revenue and royalties payable - Related Parties	132,563	1,523,138
Deferred underwriting fee payable	1,065,000	1,300,000
Current portion of warrant liability	5,681,849
Current portion of long term debt	5,524,160	4,157,602
Forward purchase agreement liability		1,094,097
Total current liabilities	36,390,779	20,113,049
Long-term debt, net of current portion and discount	33,286,385	37,486,206
Warrant liability		4,777,971
Convertible note liability	891,364
Deferred tax liability	2,692,733	6,163,140
Asset retirement obligations	1,049,285	904,297
Other liabilities	675,000	675,000
Total for non-current liabilities	38,594,767	50,006,614
Total liabilities	74,985,546	70,119,663
Commitments and Contingencies
Stockholders’ (deficit) equity
Preferred stock, $0.0001 par value; 1,000,000 authorized shares, 0 shares issued and outstanding at December 31, 2024 and 2023, respectively
Additional paid in capital	31,312,003	16,317,856
Accumulated deficit	(28,199,028)	(19,118,745)
Total stockholders’ equity (deficit) attributable to HNR Acquisition Corp	3,114,057	(2,800,185)
Noncontrolling interest	24,605,414	33,406,414
Total stockholders’ equity	27,719,471	30,606,229
Total liabilities and stockholders’ equity	102,705,017	100,725,892
Related parties
Current liabilities
Accounts payable – related parties	445,349	762,000
Related party notes payable, net of discount	3,556,750	2,359,048
Class A Common Stock
Stockholders’ (deficit) equity
Common stock value	1,032	524
Class B Common Stock
Stockholders’ (deficit) equity
Common stock value	$ 50	$ 180